Consolidated Statements Of Stockholders' Equity And Comprehensive Loss (USD $)	Common Stock [Member]	Additional Paid In Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock [Member]	Total
Balances at Dec. 31, 2008	$ 7,113	$ 105,868,752	$ (95,274,303)	$ (116,961)	$ (2,096,106)	$ 8,388,495
Balances, shares at Dec. 31, 2008	6,560,807
Warrants exercised, net	226	610,225				610,451
Warrants exercised, net, shares	226,093
Issuance of common stock for equity offering, net	1,674	4,062,308				4,063,982
Issuance of common stock for equity offering, net, shares	1,674,000
Stock based compensation		434,827				434,827
Forfeited restricted stock units	(17)	17
Forfeited restricted stock units, shares	(16,667)
Other Comprehensive loss
Net loss			(5,391,114)			(5,391,114)
Interest rate swap termination				101,943		101,943
Other				15,018		15,018
Comprehensive loss						(5,274,153)
Balances at Dec. 31, 2009	8,996	110,976,129	(100,665,417)		(2,096,106)	8,223,602
Balances, shares at Dec. 31, 2009	8,444,233
Stock based compensation		533,404				533,404
Forfeited restricted stock units	(7)	7
Forfeited restricted stock units, shares	(6,667)
Additional shares issued due to reverse stock split	87
Issuance of common stock for compensation	121	256,779				256,900
Issuance of common stock for compensation, shares	121,137
Other Comprehensive loss
Net loss			(5,006,249)			(5,006,249)
Balances at Dec. 31, 2010	$ 9,110	$ 111,766,319	$ (105,671,666)		$ (2,096,106)	$ 4,007,657
Balances, shares at Dec. 31, 2010	8,558,790